The interactive data file included as an exhibit to this filing relates to the supplement to the multiclass prospectus dated December 1, 2013 for Columbia Global Opportunities Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 25, 2014 (Accession No. 0001193125-14-248391) which is incorporated herein by reference.